Inventories - Schedule of Change in Write-downs of Inventories by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Change in the write-down of inventories	$ 41,035	[1]	$ 18,276	[1]	$ (20,225)	[1]
Steel segment [Member]
Change in the write-down of inventories	14,308		3,873		(15,970)
Mining segment [Member]
Change in the write-down of inventories	18,399		16,605		(6,614)
Ferroalloy segment [Member]
Change in the write-down of inventories	8,399		276		2,186
Energy segments [Member]
Change in the write-down of inventories	$ (71)		$ (2,478)		$ 173

[1]	See Note 6